AerCap Transaction (Tables)	9 Months Ended
Sep. 30, 2014
AerCap Transaction
Schedule of the consideration transferred to effect the AerCap Transaction

	(In thousands except share and per share amounts)
Cash consideration	$2,400,000	(a)
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014	4,545,366
Stock compensation	12,275

Consideration transferred	$6,957,641

(a)
Excludes the $600.0 million special distribution paid by ILFC to AIG prior to the Closing Date.

Summary of the estimated fair values of the identifiable assets acquired, the liabilities assumed and non-controlling interest at the Closing Date as initially recorded and previously reported, as well as measurement period adjustments made, and the revised estimated fair values of the identifiable assets acquired, the liabilities assumed and non-controlling interest at the Closing Date

Closing Date Estimated Fair Value
(Dollars in thousands)
Cash and cash equivalents, including restricted cash(a)	$2,958,809
Flight equipment held for operating leases, net	23,990,991
Prepayments on flight equipment	3,166,788
Maintenance rights intangible and lease premium(b)(c)	4,262,591
Other intangibles(d)	440,093
Accrued maintenance liability	(2,704,074)
Debt	(24,339,842)
Other assets and liabilities	(761,039)
Non-controlling interest	(77,047)

Estimate of fair value of net assets acquired	$6,937,270
Consideration transferred	6,957,641

Estimate of goodwill	$20,371

(a)
Includes $2,207 million of Cash and cash equivalents.

(b)
For a discussion of the maintenance rights intangible, see Note 2—Summary of Significant Accounting Policies. The weighted average amortization period for lease premium is six years.

(c)
Includes $4,156 million maintenance rights intangible, and the remaining amount relates to lease premium.

(d)
The weighted average amortization period for Other intangibles is approximately 16 years.

Summary of pro forma information

	Pro Forma Three Months Ended September 30, 2014	Pro Forma Three Months Ended September 30, 2013
	(Dollars in thousands)
Total revenue and other income	$1,027,527	$1,103,067
Net income (loss)	208,653	(639,663)

	Pro Forma Nine Months Ended September 30, 2014	Pro Forma Nine Months Ended September 30, 2013
	(Dollars in thousands)
Total revenue and other income	$3,190,292	$3,254,071
Net income (loss)	514,479	(508,224)